16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	R$ 825,091	R$ 813,092
Judicial deposits	339,351	331,258
Provisions for tax, social security, labor and civil risks	105,958	108,607
Provision for environmental liabilities and decommissioning of assets	337,013	347,064
Deposit from banks	339,351	331,258
Tax
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	113,451	119,523
Judicial deposits	52,542	62,035
Social security
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	74,522	62,574
Judicial deposits	50,098	48,614
Labor
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	451,173	485,422
Judicial deposits	202,104	186,823
Civil
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	148,212	137,857
Judicial deposits	22,752	23,179
Environmental
Disclosure of fair value measurement of liabilities [line items]
Accrued liabilities	37,733	7,716
Judicial deposits	1,826	2,220
Deposit of a guarantee
Disclosure of fair value measurement of liabilities [line items]
Judicial deposits	R$ 10,029	R$ 8,387